     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 30, 2010

                                                FILE NOS. 333-134457; 811-21892

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4


    REGISTRATION STATEMENT UNDER THE SECURITIES
                    ACT OF 1933                                            [X]
                          PRE-EFFECTIVE
                          AMENDMENT NO.                                    [_]
                          POST-EFFECTIVE
                          AMENDMENT NO. 15                                 [X]

                       AND/OR

                    REGISTRATION
  STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                       [X]
                  AMENDMENT NO. 42                                         [X]
          (CHECK APPROPRIATE BOX OR BOXES)


                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2
                          (EXACT NAME OF REGISTRANT)

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

                 6610 W. BROAD STREET RICHMOND, VIRGINIA 23230
         (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICE, ZIP CODE)

                                (804) 281-6000
              (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                            MICHAEL D. PAPPAS, ESQ.
                           ASSOCIATE GENERAL COUNSEL
                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                             6610 W. BROAD STREET
                           RICHMOND, VIRGINIA 23230
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

          -------------------------------------------------

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:   As soon as practicable after
the effective date of this Registration Statement.

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE:

[X] immediately upon filing pursuant to paragraph (b) of Rule 485

[_] on (date) pursuant to paragraph (b) of Rule 485

[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_] on (date) pursuant to paragraph (a)(1) of Rule 485

IF APPROPRIATE CHECK THE FOLLOWING BOX:

[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

TITLE OF SECURITIES BEING REGISTERED: Flexible Purchase Payment Variable Deferred Annuity Contracts

================================================================================

                       SUPPLEMENT DATED JUNE 30, 2010 TO

                       PROSPECTUS DATED MAY 1, 2010 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR VARIABLE ANNUITY PROSPECTUS. PLEASE READ IT CAREFULLY AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

On April 26, 2010, the Board of Trustees (the "Board") of Eaton Vance Variable Trust voted to liquidate and terminate the Eaton Vance VT Worldwide Health Sciences Fund (the "Portfolio") after a determination that continuation of the Portfolio is not in the best interest of the Portfolio or its shareholders.

IN ACCORDANCE WITH THE BOARD'S DECISION TO TERMINATE OPERATIONS, THE PORTFOLIO WILL BE LIQUIDATED EFFECTIVE AT THE CLOSE OF TRADING ON THE NEW YORK STOCK EXCHANGE (THE "NYSE") ON SEPTEMBER 17, 2010. ASSETS HELD BY THE SEPARATE ACCOUNT WHICH ARE INVESTED IN THE PORTFOLIO WILL BE TRANSFERRED AT THE CLOSE OF TRADING ON THE NYSE ON SEPTEMBER 17, 2010 TO THE GE INVESTMENTS FUNDS, INC.--MONEY MARKET FUND.

You may make transfers from the Portfolio to one or more of the Subaccounts investing in the Portfolios listed below. Transfers made from the Portfolio during the period from the date of this supplement to September 17, 2010 will not be considered a transfer for the purpose of calculating the number of transfers that may be made each calendar year without invoking our right to assess a transfer charge or for purposes of calculating the number of transfers that can be made each calendar year by U.S. Mail, voice response, telephone or facsimile.


SUBACCOUNTS



                                                                                      ADVISER (AND SUB-ADVISER(S),
                   SUBACCOUNT INVESTING IN                  INVESTMENT OBJECTIVE            AS APPLICABLE)
                   ------------------------------------------------------------------------------------------------
AIM VARIABLE       INVESCO V.I. CAPITAL APPRECIATION    Long-term growth of capital.    Invesco Advisers, Inc.
INSURANCE FUNDS    FUND -- SERIES I SHARES (FORMERLY,
(INVESCO VARIABLE  AIM V.I. CAPITAL APPRECIATION
INSURANCE FUNDS)   FUND -- SERIES I SHARES)
                   ------------------------------------------------------------------------------------------------
                   INVESCO V.I. CORE EQUITY FUND --     Long-term growth of capital.    Invesco Advisers, Inc.
                   SERIES I SHARES (FORMERLY, AIM V.I.
                   CORE EQUITY FUND -- SERIES I
                   SHARES)
                   ------------------------------------------------------------------------------------------------
                   INVESCO V.I. INTERNATIONAL GROWTH    Long-term growth of capital.    Invesco Advisers, Inc.
                   FUND -- SERIES II SHARES (FORMERLY,
                   AIM V.I. INTERNATIONAL GROWTH
                   FUND -- SERIES II SHARES)
                   ------------------------------------------------------------------------------------------------


40725 SUPPC 06/30/10

                                                                                                  ADVISER (AND SUB-ADVISER(S),
                         SUBACCOUNT INVESTING IN                  INVESTMENT OBJECTIVE                  AS APPLICABLE)
                         --------------------------------------------------------------------------------------------------------
                         INVESCO VAN KAMPEN V.I.           Seeks capital growth and income      Invesco Advisers, Inc.
                         COMSTOCK FUND -- SERIES II        through investments in equity
                         SHARES (FORMERLY, COMSTOCK        securities, including common
                         PORTFOLIO -- CLASS II SHARES)     stocks, preferred stocks and
                                                           securities convertible into common
                                                           and preferred stocks.
                         --------------------------------------------------------------------------------------------------------
                         INVESCO VAN KAMPEN V.I.           Seeks both capital appreciation and  Invesco Advisers, Inc.
                         EQUITY AND INCOME FUND --         current income.
                         SERIES II SHARES (FORMERLY,
                         EQUITY AND INCOME PORTFOLIO --
                         CLASS II SHARES)
                         --------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN        ALLIANCEBERNSTEIN BALANCED        Seeks to maximize total return       AllianceBernstein, L.P.
VARIABLE PRODUCTS        WEALTH STRATEGY PORTFOLIO --      consistent with the adviser's
SERIES FUND, INC.        CLASS B                           determination of reasonable risk.
                         --------------------------------------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN GLOBAL          Long-term growth of capital.         AllianceBernstein, L.P.
                         THEMATIC GROWTH PORTFOLIO --
                         CLASS B
                         --------------------------------------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN GROWTH AND      Long-term growth of capital.         AllianceBernstein, L.P.
                         INCOME PORTFOLIO -- CLASS B
                         --------------------------------------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN INTERNATIONAL   Long-term growth of capital.         AllianceBernstein, L.P.
                         VALUE PORTFOLIO -- CLASS B
                         --------------------------------------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN LARGE CAP       Long-term growth of capital.         AllianceBernstein, L.P.
                         GROWTH PORTFOLIO -- CLASS B
                         --------------------------------------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN SMALL CAP       Long-term growth of capital.         AllianceBernstein, L.P.
                         GROWTH PORTFOLIO -- CLASS B
                         --------------------------------------------------------------------------------------------------------
AMERICAN CENTURY         VP INFLATION PROTECTION FUND --   Pursues long-term total return       American Century Investment
VARIABLE PORTFOLIOS II,  CLASS II                          using a strategy that seeks to       Management, Inc.
INC.                                                       protect against U.S. inflation.
                         --------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE       BLACKROCK BASIC VALUE V.I.        Seeks capital appreciation, and      BlackRock Advisors, LLC
SERIES FUNDS, INC.       FUND -- CLASS III SHARES          secondarily, income.                 (subadvised by BlackRock
                                                                                                Investment Management, LLC)
                         --------------------------------------------------------------------------------------------------------
                         BLACKROCK GLOBAL ALLOCATION V.I.  Seeks high total investment return.  BlackRock Advisors, LLC
                         FUND -- CLASS III SHARES                                               (subadvised by BlackRock
                                                                                                Investment Management, LLC and
                                                                                                BlackRock Asset Management U.K.
                                                                                                Limited)
                         --------------------------------------------------------------------------------------------------------
                         BLACKROCK VALUE OPPORTUNITIES     Seeks long-term capital growth.      BlackRock Advisors, LLC
                         V.I. FUND -- CLASS III SHARES                                          (subadvised by BlackRock
                                                                                                Investment Management, LLC)
                         --------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS           COLUMBIA MARSICO GROWTH FUND,     The fund seeks long-term growth of   Columbia Management Investment
VARIABLE INSURANCE       VARIABLE SERIES -- CLASS A        capital.                             Advisers, LLC (subadvised by
TRUST I                                                                                         Marsico Capital Management, LLC)
                         --------------------------------------------------------------------------------------------------------
                         COLUMBIA MARSICO INTERNATIONAL    The fund seeks long-term growth of   Columbia Management Investment
                         OPPORTUNITIES FUND, VARIABLE      capital.                             Advisers, LLC (subadvised by
                         SERIES -- CLASS B                                                      Marsico Capital Management, LLC)
                         --------------------------------------------------------------------------------------------------------
EATON VANCE              VT FLOATING-RATE INCOME FUND      To provide a high level of current   Eaton Vance Management
VARIABLE TRUST                                             income.
                         --------------------------------------------------------------------------------------------------------

                                                                                              ADVISER (AND SUB-ADVISER(S),
                      SUBACCOUNT INVESTING IN                INVESTMENT OBJECTIVE                   AS APPLICABLE)
                      --------------------------------------------------------------------------------------------------------
EVERGREEN VARIABLE    EVERGREEN VA OMEGA FUND --      Seeks long-term capital growth.      Evergreen Investment Management
ANNUITY TRUST         CLASS 2/1/                                                           Company, LLC
                      --------------------------------------------------------------------------------------------------------
FEDERATED             FEDERATED HIGH INCOME BOND      Seeks high current income by         Federated Investment Management
INSURANCE SERIES      FUND II -- SERVICE SHARES       investing in lower-rated corporate   Company
                                                      debt obligations, commonly referred
                                                      to as "junk bonds."
                      --------------------------------------------------------------------------------------------------------
                      FEDERATED KAUFMANN FUND II --   Seeks capital appreciation.          Federated Equity Management
                      SERVICE SHARES                                                       Company of Pennsylvania
                                                                                           (subadvised by Federated Global
                                                                                           Investment Management Corp.)
                      --------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE  VIP BALANCED PORTFOLIO --       Seeks income and capital growth      Fidelity Management & Research
INSURANCE PRODUCTS    SERVICE CLASS 2                 consistent with reasonable risk.     Company (FMR) (subadvised by
FUND                                                                                       Fidelity Investments Money
                                                                                           Management, Inc. (FIMM), FMR
                                                                                           Co., Inc. (FMRC), Fidelity
                                                                                           Research & Analysis Company
                                                                                           (FRAC), Fidelity Management &
                                                                                           Research (U.K.) Inc. (FMR U.K.),
                                                                                           Fidelity International Investment
                                                                                           Advisors (FIIA), Fidelity
                                                                                           International Investment Advisors
                                                                                           (U.K.) Limited (FIIA(U.K.)L), and
                                                                                           Fidelity Investments Japan Limited
                                                                                           (FIJ))
                      --------------------------------------------------------------------------------------------------------
                      VIP CONTRAFUND(R) PORTFOLIO --  Seeks long-term capital              FMR (subadvised by FMRC, FRAC,
                      SERVICE CLASS 2                 appreciation.                        FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                                           FIJ)
                      --------------------------------------------------------------------------------------------------------
                      VIP DYNAMIC CAPITAL             Seeks capital appreciation.          FMR (subadvised by FMRC, FRAC,
                      APPRECIATION PORTFOLIO --                                            FMR U.K., FIIA, FIIA(U.K.)L, and
                      SERVICE CLASS 2                                                      FIJ)
                      --------------------------------------------------------------------------------------------------------
                      VIP EQUITY-INCOME PORTFOLIO --  Seeks reasonable income. The fund    FMR (subadvised by FMRC, FRAC,
                      SERVICE CLASS 2                 will also consider the potential     FMR U.K., FIIA, FIIA(U.K.)L, and
                                                      for capital appreciation. The        FIJ)
                                                      fund's goal is to achieve a yield
                                                      which exceeds the composite yield
                                                      on the securities comprising the
                                                      Standard & Poors 500/SM/ Index (S&P
                                                      500(R)).
                      --------------------------------------------------------------------------------------------------------
                      VIP GROWTH PORTFOLIO --         Seeks to achieve capital             FMR (subadvised by FMRC, FRAC,
                      SERVICE CLASS 2                 appreciation.                        FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                                           FIJ)
                      --------------------------------------------------------------------------------------------------------
                      VIP GROWTH & INCOME PORTFOLIO   Seeks high total return through a    FMR (subadvised by FMRC, FRAC,
                      -- SERVICE CLASS 2              combination of current income and    FMR U.K., FIIA, FIIA(U.K.)L, and
                                                      capital appreciation.                FIJ)
                      --------------------------------------------------------------------------------------------------------
                      VIP INVESTMENT GRADE BOND       Seeks as high a level of current     FMR (subadvised by FIMM, FRAC,
                      PORTFOLIO -- SERVICE CLASS 2    income as is consistent with the     FIIA and FIIA(U.K.)L)
                                                      preservation of capital.
                      --------------------------------------------------------------------------------------------------------



                    /1/ Effective July 16, 2010, the Evergreen VA Omega Fund --
                        Class II will be reorganized into the following fund:



                                                                                  ADVISER (AND SUB-ADVISER(S),
                SUBACCOUNT INVESTING IN             INVESTMENT OBJECTIVE                AS APPLICABLE)
                -------------------------------------------------------------------------------------------------
WELLS FARGO     WELLS FARGO ADVANTAGE VT      The fund seeks long-term capital  Wells Fargo Funds Management,
VARIABLE TRUST  OMEGA GROWTH FUND -- CLASS 2  appreciation.                     LLC (subadvised by Wells Capital
                                                                                Management Incorporated)
                -------------------------------------------------------------------------------------------------

                                                                                              ADVISER (AND SUB-ADVISER(S),
                    SUBACCOUNT INVESTING IN                   INVESTMENT OBJECTIVE                   AS APPLICABLE)
                    ----------------------------------------------------------------------------------------------------------
                    VIP MID CAP PORTFOLIO --           Seeks long-term growth of capital.   FMR (subadvised by FMRC, FRAC,
                    SERVICE CLASS 2                                                         FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                                            FIJ)
                    ----------------------------------------------------------------------------------------------------------
                    VIP VALUE STRATEGIES PORTFOLIO --  Seeks capital appreciation.          FMR (subadvised by FMRC, FRAC,
                    SERVICE CLASS 2                                                         FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                                            FIJ)
                    ----------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON  MUTUAL SHARES SECURITIES FUND --   Seeks capital appreciation, with     Franklin Mutual Advisers, LLC
VARIABLE INSURANCE  CLASS 2 SHARES                     income as a secondary goal. The
PRODUCTS TRUST                                         fund normally invests primarily in
                                                       U.S. and foreign equity securities
                                                       that the manager believes are
                                                       undervalued. The fund also invests,
                                                       to a lesser extent, in risk
                                                       arbitrage securities and distressed
                                                       companies.
                    ----------------------------------------------------------------------------------------------------------
                    TEMPLETON GROWTH SECURITIES        Seeks long-term capital growth. The  Templeton Global Advisors Limited
                    FUND -- CLASS 2 SHARES             fund normally invests primarily in
                                                       equity securities of companies
                                                       located anywhere in the world,
                                                       including those in the U.S. and in
                                                       emerging markets.
                    ----------------------------------------------------------------------------------------------------------
GE INVESTMENTS      CORE VALUE EQUITY FUND --          Seeks long-term growth of capital    GE Asset Management Incorporated
FUNDS, INC.         CLASS 1 SHARES                     and future income.

                    ----------------------------------------------------------------------------------------------------------
                    MONEY MARKET FUND/1/               Seeks a high level of current        GE Asset Management Incorporated
                                                       income consistent with the
                                                       preservation of capital and
                                                       maintenance of liquidity.
                    ----------------------------------------------------------------------------------------------------------
                    REAL ESTATE SECURITIES FUND --     Seeks maximum total return through   GE Asset Management Incorporated
                    CLASS 1 SHARES                     current income and capital           (subadvised by Urdang Securities
                                                       appreciation.                        Management, Inc.)
                    ----------------------------------------------------------------------------------------------------------
                    SMALL-CAP EQUITY FUND -- CLASS 1   Seeks long-term growth of capital.   GE Asset Management Incorporated
                    SHARES                                                                  (subadvised by Palisade Capital
                                                                                            Management, L.L.C., Champlain
                                                                                            Investment Partners, LLC,
                                                                                            GlobeFlex Capital, LP and
                                                                                            SouthernSun Asset Management,
                                                                                            Inc.)
                    ----------------------------------------------------------------------------------------------------------
                    TOTAL RETURN FUND -- CLASS 3       Seeks the highest total return,      GE Asset Management Incorporated
                    SHARES                             composed of current income and       (subadvised by Urdang Securities
                                                       capital appreciation, as is          Management, Inc. and Palisade
                                                       consistent with prudent investment   Capital Management, L.L.C.)
                                                       risk.
                    ----------------------------------------------------------------------------------------------------------
                    U.S. EQUITY FUND -- CLASS 1        Seeks long-term growth of capital.   GE Asset Management Incorporated
                    SHARES
                    ----------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE   GENWORTH CALAMOS GROWTH            The fund's investment objective is   Genworth Financial Wealth
INSURANCE TRUST     FUND -- SERVICE SHARES             long-term capital growth.            Management, Inc. (subadvised by
                                                                                            Calamos Advisors LLC)
                    ----------------------------------------------------------------------------------------------------------
                    GENWORTH COLUMBIA MID CAP          The fund's investment objective is   Genworth Financial Wealth
                    VALUE FUND -- SERVICE SHARES       long-term capital appreciation.      Management, Inc. (subadvised by
                                                                                            Columbia Management Advisors,
                                                                                            LLC)
                    ----------------------------------------------------------------------------------------------------------
                    GENWORTH DAVIS NY VENTURE          The fund's investment objective is   Genworth Financial Wealth
                    FUND -- SERVICE SHARES             long-term growth of capital.         Management, Inc. (subadvised by
                                                                                            Davis Selected Advisers, L.P.)
                    ----------------------------------------------------------------------------------------------------------



                    /1/ During extended periods of low interest rates, the
                        yields of the Money Market Fund may become extremely low and possibly negative.

                                                                                                ADVISER (AND SUB-ADVISER(S),
                      SUBACCOUNT INVESTING IN                   INVESTMENT OBJECTIVE                  AS APPLICABLE)
                      ---------------------------------------------------------------------------------------------------------
                      GENWORTH EATON VANCE LARGE CAP     The fund's investment objective is   Genworth Financial Wealth
                      VALUE FUND -- SERVICE SHARES       to seek total return.                Management, Inc. (subadvised by
                                                                                              Eaton Vance Management)
                      ---------------------------------------------------------------------------------------------------------
                      GENWORTH ENHANCED INTERNATIONAL    The fund's investment objective is   Genworth Financial Wealth
                      INDEX FUND -- SERVICE SHARES       to outperform the Morgan Stanley     Management, Inc.
                                                         Capital International Europe,
                                                         Australasia and Far East Index
                                                         ("MSCI EAFE Index") while
                                                         maintaining a market level of risk.
                      ---------------------------------------------------------------------------------------------------------
                      GENWORTH GOLDMAN SACHS             The fund's investment objective is   Genworth Financial Wealth
                      ENHANCED CORE BOND INDEX           to seek to outperform the total      Management, Inc. (subadvised by
                      FUND -- SERVICE SHARES (FORMERLY,  return performance of the Barclays   Goldman Sachs Asset
                      GENWORTH LEGG MASON WESTERN        Capital Aggregate Bond Index (the    Management, L.P.)
                      ASSET CORE PLUS BOND FUND)         "Bond Index") while maintaining a
                                                         risk level commensurate with the
                                                         Bond Index.
                      ---------------------------------------------------------------------------------------------------------
                      GENWORTH LEGG MASON                The fund's investment objective is   Genworth Financial Wealth
                      CLEARBRIDGE AGGRESSIVE GROWTH      to seek capital appreciation.        Management, Inc. (subadvised by
                      FUND -- SERVICE SHARES (FORMERLY,                                       ClearBridge Advisors, LLC)
                      GENWORTH LEGG MASON PARTNERS
                      AGGRESSIVE GROWTH FUND)
                      ---------------------------------------------------------------------------------------------------------
                      GENWORTH PIMCO STOCKSPLUS          The fund's investment objective is   Genworth Financial Wealth
                      FUND -- SERVICE SHARES             to seek total return which exceeds   Management, Inc. (subadvised by
                                                         that of the S&P 500 Index.           Pacific Investment Management
                                                                                              Company LLC)
                      ---------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES    BALANCED PORTFOLIO --              Seeks long-term capital growth,      Janus Capital Management LLC
                      SERVICE SHARES                     consistent with preservation of
                                                         capital and balanced by current
                                                         income.
                      ---------------------------------------------------------------------------------------------------------
                      FORTY PORTFOLIO -- SERVICE SHARES  A non-diversified portfolio/1/ that  Janus Capital Management LLC seeks long-term growth of capital.
                      ---------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE       MFS(R) INVESTORS GROWTH STOCK      The fund's investment objective is   Massachusetts Financial Services
INSURANCE TRUST       SERIES -- SERVICE CLASS SHARES     to seek capital appreciation.        Company
                      ---------------------------------------------------------------------------------------------------------
                      MFS(R) TOTAL RETURN SERIES --      The fund's investment objective is   Massachusetts Financial Services
                      SERVICE CLASS SHARES               to seek total return.                Company
                      ---------------------------------------------------------------------------------------------------------
                      MFS(R) UTILITIES SERIES --         The fund's investment objective is   Massachusetts Financial Services
                      SERVICE CLASS SHARES               to seek total return.                Company
                      ---------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE  OPPENHEIMER BALANCED FUND/VA       Seeks a high total investment        OppenheimerFunds, Inc.
ACCOUNT FUNDS         -- SERVICE SHARES                  return, which includes current
                                                         income and capital appreciation in
                                                         the value of its shares.
                      ---------------------------------------------------------------------------------------------------------
                      OPPENHEIMER CAPITAL                Seeks capital appreciation by        OppenheimerFunds, Inc.
                      APPRECIATION FUND/VA --            investing in securities of
                      SERVICE SHARES                     well-known, established companies.
                      ---------------------------------------------------------------------------------------------------------
                      OPPENHEIMER GLOBAL SECURITIES      Seeks long-term capital              OppenheimerFunds, Inc.
                      FUND/VA -- SERVICE SHARES          appreciation by investing a
                                                         substantial portion of its assets
                                                         in securities of foreign issuers,
                                                         "growth type" companies, cyclical
                                                         industries and special situations
                                                         that are considered to have
                                                         appreciation possibilities.
                      ---------------------------------------------------------------------------------------------------------



                    /1/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and the net asset value of a non-diversified portfolio than a diversified portfolio.

                                                                                              ADVISER (AND SUB-ADVISER(S),
                       SUBACCOUNT INVESTING IN                 INVESTMENT OBJECTIVE                 AS APPLICABLE)
                       -------------------------------------------------------------------------------------------------------
                       OPPENHEIMER MAIN STREET            Seeks high total return.         OppenheimerFunds, Inc.
                       FUND/VA -- SERVICE SHARES
                       -------------------------------------------------------------------------------------------------------
                       OPPENHEIMER MAIN STREET SMALL      Seeks capital appreciation.      OppenheimerFunds, Inc.
                       CAP FUND/VA -- SERVICE SHARES
                       -------------------------------------------------------------------------------------------------------
PIMCO VARIABLE         ALL ASSET PORTFOLIO -- ADVISOR     Seeks maximum real return        Pacific Investment Management
INSURANCE TRUST        CLASS SHARES                       consistent with preservation of  Company LLC
                                                          real capital and prudent
                                                          investment management.
                       -------------------------------------------------------------------------------------------------------
                       HIGH YIELD PORTFOLIO --            Seeks maximum total return,      Pacific Investment Management
                       ADMINISTRATIVE CLASS SHARES        consistent with preservation of  Company LLC
                                                          capital and prudent investment
                                                          management. Invests at least
                                                          80% of its assets in a
                                                          diversified portfolio of high
                                                          yield securities ("junk bonds")
                                                          rated below investment grade
                                                          but rated at least Caa by
                                                          Moody's or CCC by S&P, or, if
                                                          unrated, determined by PIMCO to
                                                          be of comparable quality,
                                                          subject to a maximum of 5% of
                                                          its total assets in securities
                                                          rated Caa by Moody's or CCC by
                                                          S&P, or, if unrated, determined
                                                          by PIMCO to be of comparable
                                                          quality.
                       -------------------------------------------------------------------------------------------------------
                       LONG-TERM U.S. GOVERNMENT          Seeks maximum total return,      Pacific Investment Management
                       PORTFOLIO -- ADMINISTRATIVE CLASS  consistent with preservation of  Company LLC
                       SHARES                             capital and prudent investment
                                                          management.
                       -------------------------------------------------------------------------------------------------------
                       LOW DURATION PORTFOLIO --          Seeks maximum total return,      Pacific Investment Management
                       ADMINISTRATIVE CLASS SHARES        consistent with preservation of  Company LLC
                                                          capital and prudent investment
                                                          management.
                       -------------------------------------------------------------------------------------------------------
                       TOTAL RETURN PORTFOLIO --          Seeks maximum total return,      Pacific Investment Management
                       ADMINISTRATIVE CLASS SHARES        consistent with preservation of  Company LLC
                                                          capital and prudent investment
                                                          management.
                       -------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES  JENNISON PORTFOLIO -- CLASS II     Seeks long-term growth of        Prudential Investments LLC
FUND                   SHARES                             capital.                         (subadvised by Jennison Associates
                                                                                           LLC)
                       -------------------------------------------------------------------------------------------------------
                       JENNISON 20/20 FOCUS PORTFOLIO --  Seeks long-term growth of        Prudential Investments LLC
                       CLASS II SHARES                    capital.                         (subadvised by Jennison Associates
                                                                                           LLC)
                       -------------------------------------------------------------------------------------------------------
                       NATURAL RESOURCES PORTFOLIO --     Seeks long-term growth of        Prudential Investments LLC
                       CLASS II SHARES                    capital.                         (subadvised by Jennison Associates
                                                                                           LLC)
                       -------------------------------------------------------------------------------------------------------



The following Portfolios are not available to contracts issued on or after May 1, 2007:



                                                                                                ADVISER (AND SUB-ADVISER(S),
                       SUBACCOUNT INVESTING IN                  INVESTMENT OBJECTIVE                   AS APPLICABLE)
                       ---------------------------------------------------------------------------------------------------------
AIM VARIABLE           INVESCO VAN KAMPEN V.I. CAPITAL   Seeks capital growth.                Invesco Advisers, Inc.
INSURANCE FUNDS        GROWTH FUND -- SERIES II SHARES
(INVESCO VARIABLE      (FORMERLY, CAPITAL GROWTH
INSURANCE FUNDS)       PORTFOLIO -- CLASS II SHARES)
                       ---------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS    LEGG MASON CLEARBRIDGE VARIABLE   Seeks to provide a high level of     Legg Mason Partners Fund Advisor,
VARIABLE EQUITY TRUST  EQUITY INCOME BUILDER             current income. Long-term capital    LLC (subadvised by ClearBridge
                       PORTFOLIO -- CLASS II (FORMERLY,  appreciation will be its secondary   Advisors, LLC)
                       LEGG MASON PARTNERS VARIABLE      objective. This objective may be
                       CAPITAL AND INCOME PORTFOLIO --   changed without shareholder
                       CLASS II)                         approval.
                       ---------------------------------------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after September 8, 2008:



                                                                                              ADVISER (AND SUB-ADVISER(S),
                       SUBACCOUNT INVESTING IN                  INVESTMENT OBJECTIVE                 AS APPLICABLE)
                       -------------------------------------------------------------------------------------------------------
AIM VARIABLE           INVESCO V.I. BASIC VALUE FUND --    Long-term growth of capital.     Invesco Advisers, Inc.
INSURANCE FUNDS        SERIES II SHARES (FORMERLY, AIM
(INVESCO VARIABLE      V.I. BASIC VALUE FUND -- SERIES II
INSURANCE FUNDS)       SHARES)
                       -------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE     BLACKROCK LARGE CAP GROWTH V.I.     Seeks long-term capital growth.  BlackRock Advisors, LLC
SERIES FUNDS, INC.     FUND -- CLASS III SHARES                                             (subadvised by BlackRock
                                                                                            Investment Management, LLC)
                       -------------------------------------------------------------------------------------------------------
GE INVESTMENTS         INCOME FUND -- CLASS 1 SHARES       Seeks maximum income consistent  GE Asset Management Incorporated
FUNDS, INC.                                                with prudent investment
                                                           management and the preservation
                                                           of capital.
                       -------------------------------------------------------------------------------------------------------
                       MID-CAP EQUITY FUND -- CLASS 1      Seeks long-term growth of        GE Asset Management Incorporated
                       SHARES/1/                           capital and future income.
                       -------------------------------------------------------------------------------------------------------
                       PREMIER GROWTH EQUITY FUND --       Seeks long-term growth of        GE Asset Management Incorporated
                       CLASS 1 SHARES                      capital and future income
                                                           rather than current income.
                       -------------------------------------------------------------------------------------------------------
                       S&P 500(R) INDEX FUND/2/            Seeks growth of capital and      GE Asset Management Incorporated
                                                           accumulation of income that      (subadvised by SSgA Funds
                                                           corresponds to the investment    Management, Inc.)
                                                           return of S&P's 500 Composite
                                                           Stock Index.
                       -------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS    LEGG MASON CLEARBRIDGE VARIABLE     Seeks capital appreciation.      Legg Mason Partners Fund Advisor,
VARIABLE EQUITY TRUST  AGGRESSIVE GROWTH PORTFOLIO --      This objective may be changed    LLC (subadvised by ClearBridge
                       CLASS II (FORMERLY, LEGG MASON      without shareholder approval.    Advisors, LLC)
                       PARTNERS VARIABLE AGGRESSIVE
                       GROWTH PORTFOLIO -- CLASS II)
                       -------------------------------------------------------------------------------------------------------
                       LEGG MASON CLEARBRIDGE VARIABLE     Seeks long-term capital growth   Legg Mason Partners Fund Advisor,
                       FUNDAMENTAL ALL CAP VALUE           with income as a secondary       LLC (subadvised by ClearBridge
                       PORTFOLIO -- CLASS I (FORMERLY,     consideration. This objective    Advisors, LLC)
                       LEGG MASON CLEARBRIDGE VARIABLE     may be changed without
                       FUNDAMENTAL VALUE PORTFOLIO --      shareholder approval.
                       CLASS I)
                       -------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE        MFS(R) INVESTORS TRUST SERIES --    The fund's investment objective  Massachusetts Financial Services
INSURANCE TRUST        SERVICE CLASS SHARES                is to seek capital appreciation. Company
                       -------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE   OPPENHEIMER SMALL- & MID-CAP        Seeks capital appreciation by    OppenheimerFunds, Inc.
ACCOUNT FUNDS          GROWTH FUND/VA -- SERVICE           investing in "growth type"
                       SHARES (FORMERLY, OPPENHEIMER       companies.
                       MIDCAP FUND/VA -- SERVICE
                       SHARES)
                       -------------------------------------------------------------------------------------------------------



                    /1/ The Russell MidCap Index is constructed to provide an
                        unbiased barometer for the mid-cap segment and is reconstituted annually. The capitalization range, however, may change significantly intra-year due to changes in the market capitalization of securities held in the Index.

                    /2/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the Policy.

The following Portfolios are not available to contracts issued on or after January 5, 2009:



                                                                                                ADVISER (AND SUB-ADVISER(S),
                    SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE                 AS APPLICABLE)
                    -----------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON  FRANKLIN INCOME SECURITIES FUND --     Seeks to maximize income while     Franklin Advisers, Inc.
VARIABLE INSURANCE  CLASS 2 SHARES                         maintaining prospects for capital
PRODUCTS TRUST                                             appreciation. The fund normally
                                                           invests in both equity and debt
                                                           securities.
                    -----------------------------------------------------------------------------------------------------------
                    FRANKLIN TEMPLETON VIP FOUNDING FUNDS  Seeks capital appreciation, with   Franklin Templeton Services, LLC
                    ALLOCATION FUND -- CLASS 2 SHARES      income as a secondary goal. The    (the fund's administrator)
                                                           fund normally invests equal
                                                           portions in Class 1 shares of
                                                           Franklin Income Securities Fund;
                                                           Mutual Shares Securities Fund;
                                                           and Templeton Growth
                                                           Securities Fund.
                    -----------------------------------------------------------------------------------------------------------




Not all of these Portfolios may be available in all states or all markets. Prospectuses for the Portfolios listed above may be obtained free of charge from our Home Office by calling:

                                 800.352.9910

                                or by writing:

                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                              Richmond, VA 23230

Please include your name, the Annuitant's name, your contract number and your current mailing address on any written correspondence so we can ensure that the correct prospectuses are mailed to you.

The Eaton Vance VT Worldwide Health Sciences Fund is currently the most expensive Portfolio available under your contract. Effective September 18, 2010, as a result of the liquidation and termination of the Portfolio,
(1) please replace the "Maximum" under "Annual Portfolio Expenses" in the Fee Tables section of your variable annuity prospectus with 2.34% and (2) please replace the "Examples" section of your variable annuity prospectus with the following:


EXAMPLES

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  . elected either Lifetime Income Plus 2008 with the Principal Protection Death Benefit or Lifetime Income Plus Solution with the Principal Protection Death Benefit;

  .  elected the Annual Step-Up Death Benefit Rider; and



  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include the effect of any taxes or tax penalties that may be assessed upon surrender of the contract.



COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
$1,208      $2,559      $3,849       $7,095



The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.



COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $568       $1,937      $3,329       $6,947

The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract.



COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $679       $2,053      $3,450       $7,095



Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account charges of 1.35% (deducted daily at an effective annual rate of the assets in the Separate Account);

  . an annual contract maintenance charge of $25 (assumed to be equivalent to 0.25% of the Contract Value); and

  . for Lifetime Income Plus 2008 with the Principal Protection Death Benefit or Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge of 2.00% of benefit base PLUS a charge of 0.50% of the value of the Principal Protection Death Benefit (deducted quarterly from Contract Value); and

  . a charge of 0.20% for the Annual Step-Up Death Benefit Rider (deducted annually in arrears as a percentage of the Contract Value).

If the optional riders are not elected, or if the contract is a single Annuitant contract, the expense figures shown above would be lower.

   Part A and Part B of Post-Effective Amendment No. 13 to the Registration Statement, which was filed with the Securities and Exchange Commission on April 26, 2010, and the forms of prospectus and Statement of Additional Information filed thereafter pursuant to Rule 497 under the Securities Act of 1933, are incorporated by reference into this Post-Effective Amendment No. 15 to the Registration Statement.


                                    PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

   (A) FINANCIAL STATEMENTS

   All required financial statements are included in Part B of this Registration Statement.

   (B) EXHIBITS

 (1)(a)      Resolution of Board of Directors of GE Life and Annuity Assurance
             Company authorizing the establishment of GE Life & Annuity Separate
             Account 7. Previously filed on April 20, 2006 with the Initial
             Registration Statement on Form N-4 for Genworth Life & Annuity
             Separate Account 2, Registration No. 333-133425.

 (1)(b)      Resolution of the Board of Directors of GE Life and Annuity Assurance
             Company authorizing the change in name of GE Life and Annuity
             Assurance Company to Genworth Life and Annuity Insurance Company.
             Previously filed on April 20, 2006 with the Initial Registration
             Statement on Form N-4 for Genworth Life & Annuity Separate Account 2,
             Registration No. 333-133425.

 (2)         Not Applicable.

 (3)(a)      Underwriting Agreement between Genworth Life and Annuity Insurance
             Company and Capital Brokerage Corporation. Previously filed on
             September 13, 2002 with Post-Effective Amendment No. 4 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
             No. 333-47732.

 (3)(b)      Dealer Sales Agreement. Previously filed on September 13, 2002 with
             Post-Effective Amendment No. 4 to Form N-4 for Genworth Life &
             Annuity VA Separate Account 1, Registration No. 333-47732.

 (4)(a)(i)   Form of contract. Previously filed on May 25, 2006 with the Initial
             Registration Statement on Form N-4 for Genworth Life & Annuity VA
             Separate Account 2, Registration No. 333-134457.

 (4)(a)(ii)  Genworth Life and Annuity Insurance Company Guarantee Account
             Endorsement. Previously filed on May 25, 2006 with the Initial
             Registration Statement on Form N-4 for Genworth Life & Annuity VA
             Separate Account 2, Registration No. 333-134457.

 (4)(a)(iii) Surrender Charge Endorsement. Previously filed on May 25, 2006 with the Initial Registration Statement on Form N-4 for Genworth Life &
             Annuity VA Separate Account 2, Registration No. 333-134457.

 (4)(a)(iv)  Waiver of Surrender Charge Endorsement. Previously filed on May 25,
             2006 with the Initial Registration Statement on Form N-4 for Genworth
             Life & Annuity VA Separate Account 2, Registration No. 333-134457.

 (4)(a)(v) Optional Death Proceeds Endorsement. Previously filed on May 25, 2006 with the Initial Registration Statement on Form N-4 for Genworth Life
             & Annuity VA Separate Account 2, Registration No. 333-134457.

 (4)(a)(vi) IRA Endorsement P5364 8/07. Previously filed on November 27, 2007 with Post-Effective Amendment No. 7 to Form N-4 for Genworth Life &
             Annuity VA Separate Account 2, Registration No. 333-134457.


 (4)(a)(vii)    Roth IRA Endorsement P5365 8/07. Previously filed on November 27,
                2007 with Post-Effective Amendment No. 7 to Form N-4 for Genworth
                Life & Annuity VA Separate Account 2, Registration No. 333-134457.

 (4)(b)(i)      Payment Protection with Commutation Immediate and Deferred Variable
                Annuity Rider. Previously filed on September 1, 2006 with
                Post-Effective Amendment No. 2 to Form N-4 for Genworth Life &
                Annuity VA Separate Account 2, Registration No. 333-133425.

 (4)(b)(ii)     Guaranteed Minimum Withdrawal Benefit Rider. Previously filed on May
                25, 2006 with the Initial Registration Statement on Form N-4 for
                Genworth Life & Annuity VA Separate Account 2, Registration
                No. 333-134457.

 (4)(b)(iii)(a) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously
                filed on September 1, 2006 with Post-Effective Amendment No. 2 to
                Form N-4 for Genworth Life & Annuity VA Separate Account 2,
                Registration No. 333-133425.

 (4)(b)(iii)(b) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously
                filed on April 23, 2007 with Post-Effective Amendment No. 5 to Form
                N-4 for Genworth Life & Annuity VA Separate Account 2, Registration
                No. 333-134457.

 (4)(b)(iii)(c) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously
                filed on November 27, 2007 with Post-Effective Amendment No. 7 to
                Form N-4 for Genworth Life & Annuity VA Separate Account 2,
                Registration No. 333-134457.

 (4)(b)(iii)(d) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously
                filed on June 27, 2008 with Post-Effective Amendment No. 32 to Form
                N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
                No. 333-47732.

 (4)(b)(iv)(a)  Guaranteed Income Rider P5283 11/04. Previously filed on May 25, 2006 with the Initial Registration Statement on Form N-4 for Genworth Life
                & Annuity VA Separate Account 2, Registration No. 333-134457.

 (4)(b)(iv)(b)  Guaranteed Income Rider P5283U 11/04. Previously filed on May 25,
                2006 with the Initial Registration Statement on Form N-4 for Genworth
                Life & Annuity VA Separate Account 2, Registration No. 333-134457.

 (4)(c)(i)      Annual Step-Up Benefit Rider P5222 1/06. Previously filed on May 25,
                2006 with the Initial Registration Statement on Form N-4 for Genworth
                Life & Annuity VA Separate Account 2, Registration No. 333-134457.

 (4)(c)(ii)     Rollup Death Benefit Rider P5223 1/03. Previously filed on May 25,
                2006 with the Initial Registration Statement on Form N-4 for Genworth
                Life & Annuity VA Separate Account 2, Registration No. 333-134457.

 (4)(c)(iii)    Earnings Protector Death Benefit Rider P5239 1/03. Previously filed on May 25, 2006 with the Initial Registration Statement on Form N-4 for Genworth Life & Annuity VA Separate Account 2, Registration
                No. 333-134457.

 (4)(c)(iv)     Greater of Annual Step-Up and Rollup Death Benefit Rider P5224 1/03.
                Previously filed on May 25, 2006 with the Initial Registration
                Statement on Form N-4 for Genworth Life & Annuity VA Separate Account
                2, Registration No. 333-134457.

 (5)            Form of Application. Previously filed on July 26, 2006 with
                Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life & Annuity
                VA Separate Account 2, Registration No. 333-134457.

 (6)(a)         Amended and Restated Articles of Incorporation of Genworth Life and
                Annuity Insurance Company. Previously filed on January 3, 2006 with
                Post-Effective Amendment No. 24 to Form N-4 for Genworth Life &
                Annuity VA Separate Account 1, Registration No. 333-31172.


 (6)(b) By-Laws of Genworth Life and Annuity Insurance Company. Previously filed on January 3, 2006 with Post-Effective Amendment No. 24 to Form
            N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
            No. 333-31172.

 (7)        Not Applicable.

 (8)(a)(i)  Amended and Restated Fund Participation Agreement among Variable
            Insurance Products Funds, Fidelity Distributors Corporation and
            Genworth Life and Annuity Insurance Company. Previously filed on
            April 25, 2008 with Post-Effective Amendment No. 8 to Form N-4 for
            Genworth Life & Annuity VA Separate Account 1, Registration
            No. 333-134457.

 (8)(a)(ii) First Amendment to Amended and Restated Fund Participation Agreement
            among Variable Insurance Products Funds, Fidelity Distributors
            Corporation and Genworth Life and Annuity Insurance Company.
            Previously filed on April 25, 2008 with Post-Effective Amendment
            No. 8 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
            Registration No. 333-134457.

 (8)(b)     Agreement between Oppenheimer Variable Account Funds, Oppenheimer
            Management Corporation, and GE Life and Annuity Assurance Company.
            Previously filed with Post-Effective Amendment No. 9 to Form N-4 for
            GE Life & Annuity Separate Account 4, Registration No. 033-76334.

 (8)(b)(i)  Amendment to Agreement between Oppenheimer Variable Account Funds,
            Oppenheimer Management Corporation, and GE Life and Annuity Assurance
            Company. Previously filed with Post-Effective Amendment No. 9 to Form
            N-4 for GE Life & Annuity Separate Account 4, Registration
            No. 033-76334.

 (8)(c)     [Reserved.]

 (8)(d) Participation Agreement between Janus Capital Corporation and GE Life and Annuity Assurance Company. Previously filed with Post-Effective
            Amendment No. 21 to Form N-4 for GE Life & Annuity Separate Account
            4, Registration No. 333-31172.

 (8)(e)     Fund Participation Agreement between Genworth Life and Annuity
            Insurance Company and Federated Insurance Series. Previously filed on
            April 23, 2007 with Post-Effective Amendment No. 5 to Form N-4 for
            Genworth Life & Annuity VA Separate Account 2, Registration
            No. 333-134457.

 (8)(f)     [Reserved.]

 (8)(g)     Fund Participation Agreement between Genworth Life and Annuity
            Insurance Company and Legg Mason Partners Variable Equity Trust.
            Previously filed on April 23, 2007 with Post-Effective Amendment No.
            5 to Form N-4 for Genworth Life & Annuity VA Separate Account 2,
            Registration No. 333-134457.

 (8)(h)     Participation Agreement between GE Investments Funds, Inc. and
            Genworth Life and Annuity Insurance Company. Previously filed on
            September 1, 2006 with Post-Effective Amendment No. 2 to Form N-4 for
            Genworth Life & Annuity VA Separate Account 2, Registration No.
            333-133425.

 (8)(i)     Participation Agreement between AIM Variable Insurance Series and GE
            Life and Annuity Assurance Company. Previously filed with
            Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
            Separate Account 4, Registration No. 333-31172.

 (8)(i)(i)  Amendment to Fund Participation Agreement between Genworth Life and
            Annuity Insurance Company and AIM Variable Insurance Funds.
            Previously filed on April 23, 2007 with Post-Effective Amendment No.
            5 to Form N-4 for Genworth Life & Annuity VA Separate Account 2,
            Registration No. 333-134457.


 (8)(j)    Participation Agreement between AllianceBernstein Variable Products
           Series Fund, Inc. and GE Life and Annuity Assurance Company.
           Previously filed with Post-Effective Amendment No. 21 to Form N-4 for
           GE Life & Annuity Separate Account 4, Registration No. 333-31172.

 (8)(j)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and AllianceBernstein Variable Products
           Series Fund, Inc. Previously filed on April 23, 2007 with
           Post-Effective Amendment No. 5 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 2, Registration No. 333-134457.

 (8)(k)    Participation Agreement between MFS Variable Insurance Trust and GE
           Life and Annuity Assurance Company. Previously filed with
           Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-31172.

 (8)(k)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and MFS Variable Insurance Trust.
           Previously filed on April 23, 2007 with Post-Effective Amendment No.
           5 to Form N-4 for Genworth Life & Annuity VA Separate Account 2,
           Registration No. 333-134457.

 (8)(l)    Participation Agreement between PIMCO Variable Insurance Trust and GE
           Life and Annuity Assurance Company. Previously filed with
           Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-31172.

 (8)(l)(i) Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and PIMCO Variable Insurance Trust. Previously filed on April 23, 2007 with Post-Effective Amendment No. 5 to Form
           N-4 for Genworth Life & Annuity VA Separate Account 2, Registration
           No. 333-134457.

 (8)(m)    Reserved.

 (8)(n)    Participation Agreement between The Prudential Series Fund, Inc. and
           Genworth Life and Annuity Insurance Company. Previously filed on
           April 23, 2007 with Post-Effective Amendment No. 5 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 2, Registration No.
           333-134457.

 (8)(o)    Participation Agreement between Van Kampen Life Investment Trust and
           Genworth Life and Annuity Insurance Company. Previously filed on
           April 23, 2007 with Post-Effective Amendment No. 5 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 2, Registration
           No. 333-134457.

 (8)(p)    Reserved.

 (8)(q)    Participation Agreement between Nations Separate Account Trust and GE
           Life and Annuity Assurance Company. Previously filed on April 30,
           2004 with Post Effective Amendment No. 12 to Form N-4 for GE Life &
           Annuity Separate Account 4, Registration No. 333-47732.

 (8)(r)    Participation Agreement between FAM Variable Series Funds, Inc.
           (formerly, Merrill Lynch Variable Series Funds, Inc.) and GE Life and
           Annuity Assurance Company. Previously filed with Post-Effective
           Amendment No. 21 to Form N-4 for GE Life & Annuity Separate Account
           4, Registration No. 333-31172.

 (8)(r)(i) First Amendment to the Participation Agreement between BlackRock
           Variable Series Funds, Inc., BlackRock Distributors, Inc. and
           Genworth Life and Annuity Insurance Company. Previously filed on
           April 25, 2008 with Post-Effective Amendment No. 8 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-134457.

 (8)(s) Fund Participation Agreement between Evergreen Variable Annuity Trust and GE Life and Annuity Assurance Company. Previously filed on
           November 1, 2004 with Post-Effective Amendment No. 14 to Form N-4 for
           GE Life & Annuity Separate Account 4, Registration No. 333-47732.


 (8)(t)    Amended and Restated Fund Participation Agreement between Franklin
           Templeton Variable Insurance Products Trust, Franklin/Templeton
           Distributors, Inc., Genworth Life and Annuity Insurance Company and
           Capital Brokerage Corporation. Previously filed with Post-Effective
           Amendment No. 22 to Form N-4 for Genworth Life & Annuity VA Separate
           Account 1, Registration No. 333-47732.

 (8)(u)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and American Century Investment Services, Inc.
           regarding American Century Variable Portfolios II, Inc. Previously filed with Post-Effective Amendment No. 21 to Form N-4 for Genworth
           Life & Annuity VA Separate Account 1, Registration No. 333-31172.

 (8)(v)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and Eaton Vance Variable Trust. Previously filed with Post-Effective Amendment No. 6 to Form N-6 for Genworth Life &
           Annuity VL Separate Account 1, Registration No. 333-72572.

 (8)(v)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and Eaton Vance Variable Trust. Previously filed on April 23, 2007 with Post-Effective Amendment No. 5 to Form
           N-4 for Genworth Life & Annuity VA Separate Account 2, Registration
           No. 333-134457.

 (8)(w)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and The Universal Institutional Funds, Inc.
           Previously filed on April 23, 2007 with Post-Effective Amendment
           No. 5 to Form N-4 for Genworth Life & Annuity VA Separate Account 2,
           Registration No. 333-134457.

 (8)(x)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company, Genworth Variable Insurance Trust and Genworth
           Financial Wealth Management, Inc. Previously filed on April 27, 2009 with Post-Effective Amendment No. 11 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 2, Registration No. 333-134457.

 (9) Opinion and Consent of Michael D. Pappas, Counsel for Genworth Life and Annuity Insurance Company. Previously filed on April 26, 2010 with Post-Effective Amendment No. 13 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 2, Registration No. 333-134457.

 (10) Consent of Independent Registered Public Accounting Firm. Previously filed on April 26, 2010 with Post-Effective Amendment No. 13 to
           Form N-4 for Genworth Life & Annuity VA Separate Account 2,
           Registration No. 333-134457.

 (11)      Not Applicable.

 (12)      Not Applicable.

 (13)      Power of Attorney. Previously filed on April 26, 2010 with
           Post-Effective Amendment No. 13 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 2, Registration No. 333-134457.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

Pamela S. Schutz        Chairperson of the Board, President and Chief Executive
                        Officer

Paul A. Haley           Director, Senior Vice President and Chief Actuary

Ronald P. Joelson(2)    Director, Senior Vice President and Chief Investment Officer

Leon E. Roday(1)        Director and Senior Vice President

Matthew P. Clark        Director

John G. Apostle, II(1)  Senior Vice President and Chief Compliance Officer

Thomas E. Duffy         Senior Vice President, General Counsel and Secretary

Kelly L. Groh           Senior Vice President and Chief Financial Officer


Christopher J. Grady    Senior Vice President

James H. Reinhart       Senior Vice President

Patrick B. Kelleher(1)  Senior Vice President

Thomas M. Stinson       Senior Vice President

Geoffrey S. Stiff       Senior Vice President

Jac J. Amerell          Vice President and Controller

Gary T. Prizzia(1)      Treasurer

Matthew P. Sharpe       Vice President

Michael P. Cogswell     Vice President

The principal business address for those listed above is Genworth Life and Annuity Insurance Company, 6610 W. Broad Street, Richmond, VA 23230 unless otherwise noted.

   (1) The principal business address is Genworth Financial, Inc., 6620 W. Broad Street, Richmond, Virginia 23230.

   (2) The principal business address is Genworth Financial, Inc., 3001 Summer Street, Stamford, Connecticut 06905.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

                                  [FLOW CHART]

ITEM 27.  NUMBER OF CONTRACT OWNERS


   There were 760 owners of Qualified Contracts and 719 owners of Non-Qualified Contracts as of June 24, 2010.


ITEM 28.  INDEMNIFICATION

   Sections 13.1-876 and 13.1-881 of the Code of Virginia, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and
(b) in all other cases, his conduct was at least not opposed to the corporation's best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of Virginia in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

   Genworth Life and Annuity Insurance Company's Articles of Incorporation provide that Genworth Life and Annuity Insurance Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of Genworth Life and Annuity Insurance Company against any liability incurred by him or her in connection with such proceeding, unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of Genworth Life and Annuity Insurance Company, the board of directors may cause Genworth Life and Annuity Insurance Company to indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of Genworth Life and Annuity Insurance Company, or is or was serving at the request of Genworth Life and Annuity Insurance Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

   Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.

                                    *  *  *

ITEM 29.  PRINCIPAL UNDERWRITER

   (a) Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity and variable life insurance policies issued through Genworth Life & Annuity VL Separate Account 1, Genworth Life & Annuity VA Separate Account 1, Genworth Life & Annuity VA Separate Account 2, Genworth Life & Annuity VA Separate Account 3, Genworth Life & Annuity VA Separate Account 4 and Genworth Life and Annuity Insurance Company.

   (b)

         NAME                   ADDRESS             POSITIONS AND OFFICES WITH UNDERWRITER
         ----                    -------            --------------------------------------
Christopher J. Grady... 6610 W. Broad St.         Director, President and Chief Executive
                        Richmond, VA 23230        Officer
Thomas E. Duffy........ 6610 W. Broad St.         Director and Vice President
                        Richmond, VA 23230
John G. Apostle, II.... 6620 W. Broad St.         Director
                        Richmond, VA 2320
Patrick B. Kelleher.... 6620 W. Broad St.         Senior Vice President
                        Richmond, VA 23230
Geoffrey S. Stiff...... 6610 W. Broad Street      Senior Vice President
                        Richmond, VA 23230
Edward J. Wiles, Jr.... 3001 Summer St.,          Senior Vice President
                        2nd Floor
                        Stamford, CT 06905
Scott E. Wolfe......... 6620 W. Broad Street      Senior Vice President and Chief Compliance
                        Richmond, VA 23230        Officer
Kelly L. Groh.......... 6610 W. Broad Street      Chief Financial Officer
                        Richmond, Virginia 23230
James H. Reinhart...... 6610 W. Broad St.         Vice President
                        Richmond, VA 23230
Michele L. Trampe...... 6610 W. Broad St.         Vice President and Controller
                        Richmond, VA 23230
Gary T. Prizzia........ 6620 W. Broad Street      Treasurer
                        Richmond, VA 23230
Bonnie C. Turner....... 6610 W. Broad St.         Financial & Operations Principal
                        Richmond, VA 23230

   (c)

                                     (2)
            (1)                NET UNDERWRITING      (3)           (4)
          NAME OF               DISCOUNTS AND   COMPENSATION    BROKERAGE      (5)
    PRINCIPAL UNDERWRITER        COMMISSIONS    ON REDEMPTION  COMMISSIONS COMPENSATION
    ---------------------      ---------------- -------------  ----------- ------------
Capital Brokerage Corporation.  Not Applicable  Not Applicable     11%     $3.4 million

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by Genworth Life and Annuity Insurance Company at 6610 West Broad Street, Richmond, Virginia 23230.

ITEM 31.  MANAGEMENT SERVICES

   Not Applicable.

ITEM 32.  UNDERTAKINGS

   (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Genworth Life and Annuity Insurance Company at the address or phone number listed in the Prospectus.

  STATEMENT PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940.

   Genworth Life and Annuity Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Genworth Life and Annuity Insurance Company.

  STATEMENT PURSUANT TO RULE 6C-7 OF THE INVESTMENT COMPANY ACT OF 1940

   Genworth Life and Annuity Insurance Company offers and will offer contracts to participants in the Texas Optional Retirement Program. In connection therewith, Genworth Life and Annuity Insurance Company and the Genworth Life & Annuity VA Separate Account 2 rely on 17 C.F.R. Section 270.6c-7 and represent that the provisions of paragraphs (a)-(d) of the Rule have been or will be complied with.

  SECTION 403(B) OF THE INTERNAL REVENUE REPRESENTATIONS

   Genworth Life and Annuity Insurance Company represents that in connection with its offering of contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES


   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and Commonwealth of Virginia, on the 30th day of June, 2010.


                                   GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2 (Registrant)

                                   By:         /s/  MICHAEL P. COGSWELL
                                        -----------------------------------
                                                  MICHAEL P. COGSWELL
                                                    VICE PRESIDENT

                                   GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                                   (Depositor)

                                   By:         /s/  MICHAEL P. COGSWELL
                                        -----------------------------------
                                                  MICHAEL P. COGSWELL
                                                    VICE PRESIDENT

   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


              NAME                        TITLE                  DATE
               ----                       -----                   ----

     /s/  PAMELA S. SCHUTZ*   Chairperson of the Board,      June 30, 2010
     ------------------------   President and Chief
        PAMELA S. SCHUTZ        Executive Officer

     /s/  RONALD P. JOELSON*  Director, Senior Vice          June 30, 2010
     ------------------------   President and Chief
        RONALD P. JOELSON       Investment Officer

       /s/  PAUL A. HALEY*    Director, Senior Vice          June 30, 2010
     ------------------------   President and Chief Actuary
          PAUL A. HALEY

       /s/  LEON E. RODAY*    Director and Senior Vice       June 30, 2010
     ------------------------   President
          LEON E. RODAY

     ------------------------ Director                       June   , 2010
        MATTHEW P. CLARK

     /s/  GEOFFREY S. STIFF*  Senior Vice President          June 30, 2010
     ------------------------
        GEOFFREY S. STIFF

       /s/  KELLY L. GROH*    Senior Vice President and      June 30, 2010
     ------------------------   Chief Financial Officer
          KELLY L. GROH

      /s/  JAC J. AMERELL*    Vice President and Controller  June 30, 2010
     ------------------------
         JAC J. AMERELL



*By:  /s/  MICHAEL P. COGSWELL  , pursuant to Power of         June 30, 2010
      -------------------------   Attorney executed on
        MICHAEL P. COGSWELL       December 16, 2009.